Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
19.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The subsidiary did not pay any dividend to the parent company for the periods presented. For the purpose of presenting parent only financial information, the parent company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the parent company as “Investment in subsidiaries and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The parent company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2020 and 2019.

PARENT COMPANY BALANCE SHEETS

	December 31, 2020	December 31, 2019
ASSETS
Cash and cash equivalents	$7,154,881	$48,100
Due from subsidiaries	713,106	6,800
Investment in subsidiaries	24,021,154	15,385,144
Total Assets	$31,889,141	$15,440,044

LIABILITIES AND EQUITY
Total Liabilities	$55,000	$55,000

Commitments and Contingencies

Shareholders’ Equity
Class A Ordinary Share (par value $0.0001 per share, 450,000,000 shares authorized; 19,435,423 and 16,102,420 shares issued and outstanding at December 31, 2020 and 2019, respectively)	1,944	1,610
Class B Ordinary Share (par value $0.0001 per share, 50,000,000 shares authorized; 5,497,715 and 5,497,715 shares issued and outstanding at December 31, 2020 and 2019, respectively)	550	550
Additional paid-in capital	22,775,154	12,044,855
Retained earnings	8,141,280	3,682,800
Accumulated other comprehensive income (loss)	915,213	(344,771)
Total Shareholders’ Equity	31,834,141	15,385,044
Total Liabilities and Shareholders’ Equity	$31,889,141	$15,440,044

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended December 31,
	2020	2019	2018
Equity in gain of subsidiaries	$4,470,613	$4,046,770	$3,019,323
General and administrative expenses	(12,233)	(100)	-
Net Income	4,458,380	4,046,670	3,019,323

Other Comprehensive (Loss) Income
Foreign currency translation adjustment	1,259,984	(173,604)	(379,520)
Comprehensive Income	$5,718,364	$3,873,066	$2,639,803

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2020	2019	2018
Cash Flows from Operating Activities:
Net Cash Provided by Operating Activities	$(700,873)	$48,100	$-

Cash Flows from Investing Activities:
Investment in a subsidiary	(3,690,000)	-	-
Net Cash Used Investing Activities	(3,690,000)	-	-

Cash Flows from Financing Activities:
Proceeds from issuance of common stocks in connection with initial public offering, net off issuance cost	11,497,654	-	-
Net Cash Used Financing Activities	11,497,654	-	-

Net increase in cash and cash equivalents	7,106,781	48,100	-
Cash and cash equivalents at beginning of year	48,100	-	-
Cash and cash equivalents at end of year	$7,154,881	$48,100	$-